CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of change in balance of Series A Preferred Shares included in mezzanine equity (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Beginning Balance	¥ 466,060
Accretion of Series A Preferred Shares	16,772	$ 2,409	¥ 38,930	¥ 38,930
Ending Balance	0	$ 0	466,060
Series A convertible redeemable preferred shares
Beginning Balance	466,060		427,130	388,200
Accretion of Series A Preferred Shares	16,772		38,930	38,930
Conversion to ordinary shares	(482,832)
Ending Balance	¥ 0		¥ 466,060	¥ 427,130